Cash flow information (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flow information
Loss before income tax	£ (149,623,000)	£ (24,027,000)	£ (20,818,000)
Depreciation	14,314,000	14,959,000	14,756,000
Impairment charge			3,787,000
Amortization	151,462,000	124,398,000	126,756,000
Profit on disposal of intangible assets	(21,935,000)	(7,381,000)	(18,384,000)
Net finance costs/(income)	62,239,000	(12,899,000)	26,039,000
Non-cash employee benefit expense - equity-settled share-based payments	198,000	2,085,000	818,000
Foreign exchange losses/(gains) on operating activities	50,000	874,000	(816,000)
Reclassified from hedging reserve	(672,000)	2,239,000	12,180,000
Changes in working capital:
Inventories	(120,000)	106,000	(56,000)
Prepayments	(8,825,000)	(282,000)	6,527,000
Contract assets - accrued revenue	4,305,000	5,422,000	(6,434,000)
Trade receivables	(520,000)	71,695,000	(83,197,000)
Other receivables	(1,109,000)	(221,000)	949,000
Contract liabilities - deferred revenue	41,618,000	(49,407,000)	(33,167,000)
Trade and other payables	22,480,000	5,415,000	(11,371,000)
Provisions	7,842,000	4,802,000
Cash generated from operations	121,704,000	137,778,000	17,569,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	7,673,000	(17,210,000)	42,742,000
Increase/(decrease) in changes in trade and other payables	£ 40,276,000	£ (12,652,000)	£ (30,784,000)